Fair Value Measurements - Level 3 fair value measurements (Details)	Sep. 30, 2022 Y $ / shares item	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y	Dec. 31, 2021	Aug. 06, 2021 Y $ / shares	Dec. 31, 2020 $ / shares
Weighted average exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	17.31	17.32					18.39
Weighted average exercise price | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50				11.50
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.769				0.706		0.889
Expected volatility | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.058		0.096		0.096	0.113
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	15.03	13.77					4.68
Stock price | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.79	9.66				9.66
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.3				2.8		2.8
Term | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	5.19			5.75		6.51
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.029				0.008		0.004
Risk-free interest rate | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0397		0.0132		0.0132	0.0099